Long-Term Debt (Schedule Of Future Payments Related To Long-Term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
2016, Principal	$ 161,356
2016, Interest	46,392
2016, Principal and Interest Total	207,748
2017, Principal	2,800
2017, Interest	33,500
2017, Principal and Interest Total	36,300
2018, Principal	3,588
2018, Interest	33,224
2018, Principal and Interest Total	36,812
2019, Principal	3,625
2019, Interest	32,929
2019, Principal and Interest Total	36,554
2020, Principal	3,173
2020, Interest	32,647
2020, Principal and Interest Total	35,820
Thereafter, Principal	485,830
Thereafter, Interest	96,641
Thereafter, Principal and Interest Total	582,471
Total payments, Principal	660,372
Total payments, Interest	275,333
Total payments, Principal and future interest expense	935,705
Interest	(275,333)
Long-term debt	656,342	$ 767,236
2023 Notes [Member]
Debt Instrument [Line Items]
Discount on Notes	(6,915)
Premium on Notes	2,640
2016 Notes [Member]
Debt Instrument [Line Items]
Premium on Notes	$ 245